SECURTER SYSTEMS INC DISCONTINUANCE OF OPERATIONS (Details 2)	9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CAD ($)
CASH PROVIDED BY (USED FOR): DISCONTINUED OPERATIONS ACTIVITIES
Net loss for the periods	$ 0		$ (47,458)
Changes in Non-Cash Working Capital Accounts:
Change in GST Receivable	$ 0		(1,380)
Change in trade and other payables		$ 0	(4,492)
Net cash from (used in) discontinued operations		0	(53,330)
Cash invested in Securter Systems Inc.		0	81,838
Advances from minority interest		0	35
Increase in cash		0	28,543
Cash, beginning of the period		0	$ 8
Cash, end of the period		$ 0		$ 28,551